STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ (12,940)	$ 4,192		$ 540,288	$ (102)	$ 14,569	$ (571,887)
Balance, shares at Dec. 31, 2010		215,340,549
Compensation related to employees' share option plan	747			747
Exercise of employees share options	14		[1]	14
Exercise of employees share options, shares		11,875
Cashless exercise of warrants		99		(99)
Cashless exercise of warrants, shares		3,619,525
Other Comprehensive income, net	888					888
Net income	690						690
Balance at Dec. 31, 2011	(10,601)	4,291		540,950	(102)	15,457	(571,197)
Balance, shares at Dec. 31, 2011		218,971,949
Compensation related to employees' share option plan	3,285			3,285
Exercise of employees share options	2		[1]	2
Exercise of employees share options, shares	1,250	1,250
Other Comprehensive income, net	119					119
Net income	6,997						6,997
Balance at Dec. 31, 2012	(198)	4,291		544,237	(102)	15,576	(564,200)
Balance, shares at Dec. 31, 2012	218,973,199	218,973,199
Compensation related to employees' share option plan	1,954			1,954
Exercise of employees share options	12		[1]	12
Exercise of employees share options, shares	5,000	5,000
Other Comprehensive income, net	(1,461)					(1,461)
Net income	17,393						17,393
Balance at Dec. 31, 2013	$ 17,700	$ 4,291		$ 546,203	$ (102)	$ 14,115	$ (546,807)
Balance, shares at Dec. 31, 2013	218,978,199	218,978,199

[1]	Less than $1